GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
GOING CONCERN
Accumulated deficits	$ (5,509,482)		$ (5,509,482)		$ (5,455,192)	$ (5,408,790)
Net loss	$ (20,602)	$ (5,778)	$ (54,290)	$ (18,756)	$ (46,402)	$ (571,534)